Derivatives (Details 3) - 12 months ended Mar. 31, 2015 - JPY (¥) ¥ in Millions	Total
Derivatives
Net loss in accumulated other comprehensive income expected to be reclassified into earnings within the next 12 months	¥ 766
The maximum length of time over which NIDEC hedged its exposure to variability in future cash flows for forecasted transactions	23 months